Loan Payables	6 Months Ended
Jun. 30, 2023
Loan Payables [Abstract]
LOAN PAYABLES

NOTE 15 – LOAN PAYABLES

At June 30, 2023 and December 31, 2022, loan payables consisted of the following.

	June 30, 2023	December 31, 2022
	(Unaudited)
Short-term borrowings	$2,550,423	$506,578
Long-term borrowings	-	2,171,050
Total	$2,550,423	$2,677,628

On January 21, March 28 and June 14, 2022, the Company entered into three loans of RMB15,000,000 ($2,067,910), RMB1,500,000 ($206,791) and RMB3,500,000 ($482,512) from a third party, carrying interest at 12%. The RMB15,000,000 loan and RMB3,500,000 loan are due on January 20, 2024 and June 13, 2024, respectively. The RMB1,500,000 loan was repaid prior to December 31, 2022. The change in the carrying value of these outstanding loans from $2,677,628 in 2022 to $2,550,423 in 2023 was due mainly to currency translation.

The interest expense for the six months ended June 30, 2023 and 2022 was $160,319 and $122,765. Respectively.